Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income
Product Sales	$ 25,890	$ 23,565	$ 21,049
Collaboration Revenue	727	819	1,041
Total Revenue	26,617	24,384	22,090
Cost of sales	(5,299)	(4,921)	(4,936)
Gross Profit	21,318	19,463	17,154
Distribution costs	(399)	(339)	(331)
Research and development expense	(5,991)	(6,059)	(5,932)
Selling, general and administrative costs	(11,294)	(11,682)	(10,031)
Other operating income and expense	1,528	1,541	2,527
Operating Profit	5,162	2,924	3,387
Finance income	87	172	138
Finance expense	(1,306)	(1,432)	(1,419)
Share of after-tax losses in associates and joint ventures	(27)	(116)	(113)
Profit Before Tax	3,916	1,548	1,993
Taxation	(772)	(321)	57
Profit for the period	3,144	1,227	2,050
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(168)	(364)	(46)
Net gains/(losses) on equity investments measured at fair-value through other comprehensive income	938	(28)	(171)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	(1)	(5)	8
Tax on items that will not be reclassified to profit or loss	(81)	21	56
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	688	(376)	(153)
Foreign exchange arising on consolidation	443	40	(450)
Foreign exchange arising on designated borrowings in net investment hedges	573	(252)	(520)
Fair value movements on cash flow hedges	180	(101)	(37)
Fair value movements on cash flow hedges transferred to profit or loss	(254)	52	111
Fair value movements on derivatives designated in net investment hedges	8	35	(8)
Gains/(costs) of hedging	9	(47)	(54)
Amortisation of loss on cash flow hedge			1
Tax on items that may be reclassified subsequently to profit or loss	(39)	38	51
Other comprehensive income that may be reclassified to profit or loss, net of tax	920	(235)	(906)
Other comprehensive income/(loss) for the period, net of tax	1,608	(611)	(1,059)
Total comprehensive income/(loss) for the period	4,752	616	991
Owners of the Parent	3,196	1,335	2,155
Non-controlling interests	(52)	(108)	(105)
Total comprehensive income attributable to:
Owners of the Parent	4,804	723	1,097
Non-controlling interests	(52)	(107)	(106)
Total comprehensive income/(loss) for the period	$ 4,752	$ 616	$ 991
Basic earnings loss per (in dollars per share)	$ 2.44	$ 1.03	$ 1.70
Diluted earnings loss per Share (in dollars per share)	$ 2.44	$ 1.03	$ 1.70
Weighted average number of Ordinary Shares in issue for basic earnings	1,312	1,301	1,267
Diluted weighted average number of Ordinary Shares in issue (millions)	1,313	1,301	1,267